UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 6/30/14

Item 1. Schedule of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited)

	Principal Amount	Value
Municipal Bonds 94.3%
California 88.6%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage
Insured, 6.65%, 10/01/22	$520,000	$521,362
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,499,780
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	19,498,667
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	10,239,900
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	20,311,900
St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29	9,050,000	9,665,128
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29	8,620,000	9,387,008
ABAG Revenue Tax Allocation, RDA Pool, Series A6, AGMC Insured, 5.375%, 12/15/25	445,000	445,992
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21	255,000	255,638
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.30%, 10/01/22	81,685,000	87,710,086
5.30%, 10/01/23	70,015,000	75,021,773
5.40%, 10/01/24	43,770,000	46,838,277
5.45%, 10/01/25	32,960,000	35,289,613
zero cpn., 10/01/29	20,000,000	9,748,400
zero cpn., 10/01/30	41,665,000	19,159,234
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,
5.00%, 6/01/23	19,195,000	19,257,000
5.30%, 6/01/26	7,000,000	7,023,310
5.00%, 6/01/28	8,925,000	8,951,953
Alhambra USD, GO, Election of 2004, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	13,025,000	13,709,333
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,571,159
Election of 2007, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	27,694,700
Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	5,129,250
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	21,368,000
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured,
zero cpn.,
9/01/24	26,855,000	18,392,452
9/01/26	29,430,000	17,816,333
9/01/27	22,860,000	12,891,668
9/01/28	14,425,000	7,681,168
9/01/29	24,810,000	12,358,357
9/01/32	13,665,000	5,632,713
9/01/33	37,070,000	14,389,833
9/01/34	24,970,000	9,046,132
3/01/37	15,080,000	4,649,616
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%,
10/01/29	4,325,000	4,358,346
10/01/34	5,500,000	5,537,895
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	5,330,711
Antelope Valley Community College District GO, Election of 2004, Series B, NATL Insured, 5.25%, 8/01/39	14,900,000	16,263,648
Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38	8,420,000	9,602,000
Bakersfield City School District GO, Series A, AGMC Insured, 5.00%, 11/01/31	8,390,000	9,136,458
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	3,090,000	3,103,658
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/36	11,410,000	3,196,854
Los Angeles County, Capital Appreciation, Election of 2006, Build America Mutual Assurance, zero cpn., 8/01/48	25,000,000	2,835,250
Los Angeles County, Capital Appreciation, Election of 2006, Build America Mutual Assurance, zero cpn., 8/01/53	60,000,000	4,617,600
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/39	81,800,000	89,124,372
Refunding, Series F-1, 5.50%, 4/01/43	18,000,000	20,081,880
Refunding, Series F-1, 5.125%, 4/01/47	53,585,000	56,883,693
Series F, Pre-Refunded, 5.00%, 4/01/31	101,435,000	109,908,880
Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	78,681,000
Subordinate, Series S-4, 5.00%, 4/01/43	35,000,000	38,043,600
Subordinate, Series S-4, 5.125%, 4/01/48	20,000,000	21,706,800
Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	35,611,950

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	4,997,382
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	10,807,000
Beverly Hills USD, GO, Election of 2002, Series B, Pre-Refunded, 5.00%, 8/01/30	8,590,000	9,041,319
Bonita USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	5,100,000	5,119,431
Calexico USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/33	4,285,000	4,302,140
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,499,700
Kern County Tobacco Funding Corp., Series A, 6.125%, 6/01/43	28,135,000	28,138,658
Kern County Tobacco Funding Corp., Series B, 6.25%, 6/01/37	19,460,000	19,467,784
Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,689,652
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.75%, 7/01/15	5,410,000	5,430,829
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	985,000	989,304
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	48,510,000	47,379,232
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	6,340,000	6,343,614
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,533,065
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	1,990,000	1,991,970
California HFAR,
Home Mortgage, Series K, 4.75%, 8/01/36	5,000,000	4,919,200
MFHR III, Series B, NATL Insured, 5.50%, 8/01/39	11,950,000	11,950,597
California Infrastructure and Economic Development Bank Revenue,
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	5,000,000	6,319,250
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	64,118,736
Los Angeles County Department of Public Social Services Facility, AMBAC Insured, 5.00%, 9/01/35	7,765,000	7,777,735
California State Educational Facilities Authority Revenue,
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	4,759,985
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	4,358,754
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	2,314,369
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	2,843,751
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	3,583,086
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	3,393,244
Occidental College, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/36	7,275,000	7,716,301
Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35	5,220,000	5,438,979
Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,066,156
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	32,583,034
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	28,495,000	36,349,932
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	18,407,774
Stanford University, Series U-6, 5.00%, 5/01/45	82,680,000	105,951,940
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,074,970
Various Purpose, 5.125%, 4/01/24	5,000	5,020
Various Purpose, 6.00%, 5/01/24	2,565,000	2,614,145
Various Purpose, 5.20%, 4/01/26	20,000	20,082
Various Purpose, 5.00%, 8/01/34	48,000,000	53,184,000
Various Purpose, 6.00%, 4/01/38	57,130,000	67,450,534
Various Purpose, 6.00%, 11/01/39	100,000,000	120,116,000
Various Purpose, 5.25%, 11/01/40	69,685,000	78,529,420
Various Purpose, AGMC Insured, 5.50%, 4/01/19	540,000	547,285
Various Purpose, AGMC Insured, 5.50%, 3/01/20	415,000	418,739
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,989
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	909,625
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	994,891
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	257,321
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	28,216,240
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	30,672,000
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	64,269,302
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,454,000
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,610,147
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	92,975,550
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,370,738
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	21,794,000
California State Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	20,212,380
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,342,200
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	53,530,000

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Catholic Healthcare West, Series G, 5.25%, 7/01/23	3,000,000	3,008,910
Cedars-Sinai Medical Center, 5.00%, 8/15/39	4,200,000	4,430,202
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	10,535,100
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,828,690
Children's Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	16,282,409
Children's Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,766,900
Lucile Salter Packard Children's Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,419,649
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	9,957,240
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,891,040
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	153,850
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	7,861,331
Rady Children's Hospital, 5.25%, 8/15/41	11,000,000	12,202,960
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	32,314,647
Sutter Health, Series A, 5.25%, 11/15/46	76,570,000	81,268,335
Sutter Health, Series A, 5.00%, 8/15/52	76,565,000	82,514,100
California State Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.375%, 2/01/29	10,000,000	10,501,400
5.25%, 2/01/37	37,100,000	37,687,664
5.50%, 2/01/39	13,250,000	13,842,275
5.25%, 2/01/46	90,650,000	91,799,442
California State Municipal Finance Authority Revenue,
Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,455,280
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	35,446,374
California State Public Works Board Lease Revenue,
California Science Center, Series A, 5.25%, 10/01/22	8,645,000	8,672,664
Department of Corrections, Series C, 5.00%, 6/01/25	4,810,000	4,824,815
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,529,325
Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17	8,320,000	8,356,275
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,447,719
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	53,334,626
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,766,860
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,557,510
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	10,014,918
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,732,700
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	115,611,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	59,496,500
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,002,000
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,580,850
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/42	29,645,000	32,295,856
Refunding, Series C, NATL Insured, 5.00%, 11/01/30	15,490,000	16,381,449
Series C, NATL Insured, 5.00%, 11/01/35	12,900,000	13,608,726
California Statewide CDA, COP,
The Internext Group, 5.375%, 4/01/17	1,700,000	1,704,947
The Internext Group, 5.375%, 4/01/30	32,945,000	33,035,269
NATL Insured, 5.00%, 4/01/18	5,750,000	5,760,810
NATL Insured, 5.125%, 4/01/23	6,000,000	6,004,200
California Statewide CDA Revenue,
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,622,570
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,820,000	10,790,118
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	13,892,307
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	10,331,630
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	63,448,010
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	20,746,085
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	60,431,280
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	6,000,000	5,739,180
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	5,000,000	4,738,800
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	13,900,000	13,060,857
Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	23,930,000	22,262,558
Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	3,000,000	2,862,780
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/33	20,000,000	22,907,600
Enloe Medical Center, Series B, California Mortgage Insured, 5.75%, 8/15/38	36,500,000	40,702,975
Health Facility, Adventist Health, Series A, 5.00%, 3/01/30	6,300,000	6,401,997
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 10/01/37	4,000,000	4,542,480
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	20,000,000	20,636,000

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35	45,000,000	46,219,050
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,758,633
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,615,000
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	96,477,752
Kaiser Permanente, Series B, 5.00%, 3/01/41	46,980,000	48,189,735
Kaiser Permanente, Series B, 5.25%, 3/01/45	179,945,000	185,386,537
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	21,428,200
Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24	12,330,000	14,419,195
Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29	20,015,000	23,708,368
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	19,690,000	23,295,830
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,410,302
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	32,724,872
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	13,266,840
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	16,068,672
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	4,945,247
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	108,300,000	111,175,365
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	67,458,927
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	25,424,858
California Statewide CDA Revenue COP,
CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	24,545,000	28,342,848
Southern California Development Corp., California Mortgage Insured, 6.10%, 12/01/15	555,000	557,503
California Statewide CDA Student Housing Revenue, University of California Irvine East Campus Apartments Phase I,
Refunding,
5.125%, 5/15/31	8,000,000	8,540,320
5.375%, 5/15/38	8,500,000	9,137,160
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A, AGMC Insured, 5.25%,
10/01/24	275,000	277,978
Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project, Refunding, AMBAC Insured,
5.00%, 9/01/36	4,800,000	4,801,536
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%, 10/01/33	5,000,000	5,001,100
Campbell USD,
GO, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/28	5,205,000	5,758,083
GO, Series E, AGMC Insured, 5.00%, 8/01/29	6,260,000	6,673,473
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/20	5,000,000	4,207,400
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/21	6,280,000	5,093,708
Carlsbad USD, GO,
zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	11,935,980
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	21,707,070
Centinela Valley UHSD, GO, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	19,044,061
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, 5.00%, 8/01/31	16,580,000	17,458,740
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,805,064
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32	4,000,000	4,028,920
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,610,000
Chula Vista IDR, San Diego Gas and Electric Co.,
Refunding, Series A, 5.875%, 2/15/34	17,500,000	20,013,000
Series A, 5.30%, 7/01/21	8,500,000	8,681,815
Series B, 5.50%, 12/01/21	14,000,000	14,324,100
Colton Joint USD, GO, Election of 2001, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/27	7,000,000	7,026,950
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Radian Insured, 5.125%, 8/01/35	5,320,000	5,321,436
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	10,000,000	10,189,500
6.00%, 8/01/35	11,160,000	11,403,958
6.00%, 8/01/42	10,000,000	10,162,000
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,125,895
Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29	5,660,000	5,938,585
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15	6,810,000	6,794,677
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,123,194
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,365,000	6,393,770
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,105,705
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	9,351,467
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,610,400
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,883,560
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/37	99,545,000	108,657,349

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Series A, NATL Insured, 5.00%, 6/01/28	7,000,000	7,278,740
Series A, NATL Insured, 5.00%, 6/01/29	27,495,000	28,576,928
Series A, NATL Insured, 5.00%, 6/01/30	15,000,000	15,584,700
Series A, NATL Insured, 5.00%, 6/01/35	27,505,000	28,515,534
El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project, California Mortgage Insured,
5.25%, 3/01/26	6,790,000	6,806,771
Emeryville PFAR,
Housing Increment Loan, 6.20%, 9/01/25	3,115,000	3,122,383
Shellmound Park Redevelopment and Housing Project, Refunding, Series B, NATL Insured, 5.00%, 9/01/28	10,000,000	9,919,200
Fairfax Elementary School District GO, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	1,627,999
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,209,900
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	8,215,000	8,222,311
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27	12,500,000	12,521,500
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding, Series A, 5.75%, 1/15/46	260,000,000	294,005,400
Refunding, Series A, 6.00%, 1/15/49	305,000,000	350,085,100
Refunding, Series A, 6.00%, 1/15/53	190,000,000	217,278,300
Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	13,058,925
Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	23,145,912
Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	15,770,271
Refunding, Series A, zero cpn., 1/15/42	130,000,000	25,123,800
Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	60,123,980
senior lien, Series A, 5.00%, 1/01/35	15,955,000	16,020,415
senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	26,483,873
senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	4,699,570
senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	56,481,119
senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	15,624,125
senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	17,014,445
senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	10,519,650
senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,336,420
senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	22,510,831
Fremont USD Alameda County GO, Election of 2002, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28	10,000,000	10,525,400
Fresno USD, GO,
Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	8,242,860
Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	6,138,300
Glendale Community College District GO, NATL RE, FGIC Insured, zero cpn., 8/01/28	15,000,000	7,895,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Senior Series A-1, 5.125%, 6/01/47	5,000,000	3,650,650
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	77,500,000	61,637,300
Enhanced, Asset-Backed, Refunding, AGMC Insured, 5.00%, 6/01/45	30,000,000	30,638,100
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	34,000,000	34,676,600
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	14,085,000	14,365,291
Enhanced, Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45	20,000,000	20,398,000
Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45	30,000,000	30,597,000
Enhanced, Asset-Backed, Series A, AGMC Insured, 5.00%, 6/01/35	50,000,000	51,457,000
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%,
9/01/33	10,000,000	10,859,000
Hartnell Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter,
8/01/33	20,000,000	15,861,200
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	6,462,561
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%, 8/01/34	7,750,000	8,341,325
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL RE, FGIC Insured, zero
cpn., 8/01/28	10,005,000	5,792,595
Huntington Beach UHSD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	11,000,000	11,041,910
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed Bonds, Turbo Convertible
Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	34,028,750
Irvine USD Financing Authority Special Tax, Series A,
5.00%, 9/01/26	2,865,000	2,902,274
5.125%, 9/01/36	10,585,000	10,660,577
Kaweah Delta Health Care District GO, Election of 2003, NATL Insured, Pre-Refunded, 5.00%, 8/01/34	16,500,000	16,562,865
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	15,412,650
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1,
Refunding, 6.10%, 6/01/22	1,205,000	1,214,785
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,357,187
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	6,025

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,861,026
Lemon Grove School District GO, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	3,316,840
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
5.00%, 12/01/23	8,700,000	8,770,296
8.25%, 12/01/38	35,000,000	39,082,050
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
5.50%, 11/15/28	8,000,000	9,426,400
5.00%, 11/15/29	17,465,000	19,712,396
5.50%, 11/15/30	5,000,000	5,920,700
5.00%, 11/15/35	69,800,000	79,434,494
5.50%, 11/15/37	35,000,000	42,558,950
Long Beach Community College District GO, Election of 2008, Series B, 4.00%, 8/01/42	13,325,000	13,352,050
Los Angeles Community College District GO,
Election of 2001, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/32	21,500,000	23,816,625
Election of 2001, Series E-1, 5.00%, 8/01/33	25,000,000	27,933,000
Election of 2003, Series F-1, 5.00%, 8/01/33	20,000,000	22,346,400
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
District No. 14, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	6,000,000	6,283,740
District No. 20, Series A, NATL Insured, 5.00%, 10/01/34	215,000	224,512
Los Angeles CRDA Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%, 9/01/14	90,000	90,037
Los Angeles Department of Airports Revenue, Los Angeles International Airport,
Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,140,215
Senior, Series A, 5.00%, 5/15/34	18,500,000	20,606,410
Senior, Series A, 5.25%, 5/15/39	14,000,000	15,617,420
Senior, Series D, 5.00%, 5/15/35	80,000,000	88,772,800
Subordinated, Refunding, Series C, 5.125%, 5/15/33	16,000,000	17,775,520
Los Angeles Department of Water and Power Revenue,
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	11,059,300
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/31	10,000,000	10,401,900
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/35	63,435,000	65,752,915
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	12,277,786
Power System, Series B, 5.00%, 7/01/43	62,000,000	69,086,600
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	89,395,073
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	15,358,864
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	19,540,080
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	40,998,200
Los Angeles USD, GO,
Series E, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/30	15,000,000	15,727,350
Series F, 5.00%, 7/01/29	2,250,000	2,558,993
Series I, 5.00%, 7/01/29	10,000,000	11,373,300
Series I, 5.00%, 1/01/34	36,760,000	40,976,740
Los Angeles Wastewater System Revenue, Refunding, Series A, 5.00%, 6/01/39	25,000,000	27,136,000
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	33,246,500
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	7,685,633
Madera County COP, Valley Children's Hospital Project, NATL Insured,
5.00%, 3/15/23	8,500,000	8,510,115
5.75%, 3/15/28	27,500,000	27,547,850
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM,
5.40%, 1/15/17	5,165,000	5,425,729
5.50%, 1/15/24	11,790,000	13,816,465
Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/21	9,660,000	7,588,123
8/01/23	10,815,000	7,650,423
5/01/27	12,770,000	7,417,710
Modesto Schools Infrastructure Financing Agency Special Tax Revenue, AMBAC Insured, 5.20%, 9/01/37	4,250,000	4,250,680
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, zero cpn.,
8/01/27	6,315,000	4,190,823
8/01/28	6,625,000	4,202,238
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A, zero cpn. to 8/01/28,
6.25% thereafter, 8/01/43	55,000,000	31,829,600
Murrieta Valley USD,
COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	12,780,120
PFA, Special Tax Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 9/01/37	6,975,000	6,984,416
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	17,109,974
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	1,035,000	1,036,573

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Newport Mesa USD, GO, Election of 2005, Capital Appreciation, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	15,732,000
Norco RDA Tax Allocation, Redevelopment Project Area No. 1, Refunding, NATL Insured, 5.125%, 3/01/30	8,515,000	8,517,640
Oak Grove School District GO, Election of 2008, Series B-1, zero cpn., 6/01/41	36,240,000	6,519,576
Oakland GO, Series B, 6.25%, 1/15/39	10,045,000	11,409,915
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29	7,225,000	8,200,736
Oceanside USD, GO, Election of 2000, Series D, NATL RE, FGIC Insured, 5.00%,
8/01/29	5,755,000	5,776,927
8/01/33	3,590,000	3,603,534
Orange County Water District Revenue COP, Series B, NATL Insured,
ETM, 5.00%, 8/15/28	13,740,000	16,928,642
ETM, 5.00%, 8/15/34	3,305,000	4,094,135
Pre -Refunded, 5.00%, 8/15/34	4,140,000	5,191,063
Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured, 5.00%, 9/01/34	6,980,000	6,984,537
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	21,508,410
Palomar Community College District GO, Convertible Capital Appreciation, Election of 2006, Series A, zero cpn. to 8/01/25,
6.20% thereafter, 8/01/39	69,410,000	43,679,019
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	31,553,100
Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of 2004, Series A,
Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	32,422,680
zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	49,306,200
Paramount USD, GO, County of Los Angeles, Election of 2006, Build America Mutual Assurance, zero cpn.,
8/01/43	32,000,000	5,161,280
8/01/48	28,000,000	3,011,680
Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31	5,000,000	5,005,850
Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	15,128,587
Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21	3,690,000	3,711,476
Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn.,
8/01/43	27,955,000	6,725,693
8/01/46	89,200,000	18,411,772
8/01/49	85,000,000	14,778,950
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,695,000	1,699,390
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn.,
8/01/46	45,000,000	9,643,950
Ramona USD, COP, Convertible Capital Appreciation, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/32	16,000,000	16,409,920
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Pre -Refunded, 5.625%, 7/01/34	10,000,000	10,000,000
Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,358,928
Series A, 5.00%, 7/01/47	58,450,000	59,129,773
Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
8/15/16	8,605,000	8,501,912
8/15/17	13,605,000	13,225,420
8/15/18	13,605,000	12,929,920
Redding California Electricity System Revenue COP, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/35	12,725,000	12,927,582
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,328,926
Rialto USD, GO, Capital Appreciation,
Election of 1999, Series A, NATL RE, FGIC Insured, zero cpn., 6/01/19	9,370,000	8,257,594
Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	17,393,940
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, 5.00%, 8/01/32	6,930,000	7,652,383
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, NATL Insured, zero cpn.,
6/01/23	14,160,000	10,204,687
6/01/24	13,005,000	8,860,046
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
11/01/30	9,905,000	10,426,201
11/01/36	6,345,000	6,640,042
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley AD, Zone 3, 7.875%,
9/01/14	380,000	383,253
9/01/15	410,000	434,071
9/01/16	440,000	485,800
9/01/17	475,000	537,862
Riverside County PFA, COP,
5.75%, 5/15/19	2,095,000	1,879,047
5.80%, 5/15/29	14,230,000	11,065,248
Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A, XLCA Insured, 5.00%,
10/01/35	17,500,000	17,509,100

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Riverside County SFMR, Capital Appreciation Mortgage,
Series A, GNMA Secured, ETM, zero cpn., 9/01/14	20,220,000	20,215,147
Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	21,383,190
Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	20,635,270
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,525,590
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,048,000
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,886,800
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,727,834
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured, 5.00%, 9/01/36	10,090,000	10,332,059
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39	8,865,000	9,827,562
Rocklin USD, GO,
Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 9/01/16	26,015,000	25,581,070
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/25	8,160,000	5,580,216
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/26	8,695,000	5,610,797
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/27	9,080,000	5,585,653
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/28	16,615,000	9,753,337
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	22,945,000	19,830,905
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	17,000,000	17,028,220
Roseville Joint UHSD, GO,
Capital Appreciation, Series A, zero cpn., 8/01/17	10,435,000	9,069,163
Placer and Sacramento Counties, Election of 2004, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/30	8,375,000	8,815,022
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,436,500
Rowland USD, GO, Series A, AGMC Insured, 5.00%, 8/01/31	17,715,000	19,145,486
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/37	8,715,000	9,288,534
Sacramento City Financing Authority Revenue, Capital Improvement, Community Reinsurance Capital Program, Series A,
AMBAC Insured, 5.00%,
12/01/31	16,915,000	17,963,561
12/01/36	5,740,000	6,077,799
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,367,750
Senior, 5.00%, 7/01/40	9,000,000	9,549,360
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,414,500
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,103,200
Sacramento County Sanitation Districts Financing Authority Revenue,
County Sanitation District No. 1, NATL Insured, 5.00%, 8/01/30	11,900,000	12,460,252
[a] Refunding, Series A, 5.00%, 12/01/44	25,000,000	27,939,250
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%, 12/01/30	10,000,000	10,751,300
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%, 12/01/36	61,095,000	64,988,584
Sacramento Regional County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35	40,000,000	40,805,200
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	23,850,103
Saddleback Valley USD, GO, AGMC Insured, Pre-Refunded, 5.00%,
8/01/27	4,680,000	4,697,831
8/01/29	4,335,000	4,351,516
San Bernardino Community College District GO, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	11,467,545
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,059,480
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL Insured, 5.70%,
1/01/23	6,315,000	5,833,671
San Diego Community College District GO, Election of 2002, Capital Appreciation, zero cpn. to 8/01/19, 6.00% thereafter,
8/01/33	26,880,000	23,264,909
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	15,583,500
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,135,381
Refunding, Sub Series A, 5.00%, 7/01/27	11,565,000	13,144,548
San Diego County Water Authority Water Revenue COP, Series A, AGMC Insured,
5.00%, 5/01/34	11,030,000	11,349,870
Pre-Refunded, 5.00%, 5/01/34	95,675,000	99,552,708
San Diego RDA Tax Allocation, Horton Plaza Redevelopment Project, Refunding, Series A, AGMC Insured, 6.00%, 11/01/15	1,640,000	1,647,150
San Diego USD, GO,
Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	44,899,215
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/21	12,160,000	10,052,307
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/22	8,440,000	6,605,144
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/23	11,120,000	8,225,798
Election of 2008, Capital Appreciation, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	15,870,106

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	91,153,441
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	32,896,411
San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32	28,000,000	31,142,440
San Francisco BART District Sales Tax Revenue, AGMC Insured, Pre-Refunded, 5.00%,
7/01/31	10,000,000	10,000,000
7/01/36	6,760,000	6,760,000
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G, Refunding, Second Series,
NATL RE, FGIC Insured, 4.50%, 5/01/28	7,500,000	7,636,650
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%, 9/01/31	5,805,000	5,815,507
San Francisco City and County Public Utilities Commission Water Revenue, Sub Series A, 5.00%,
11/01/36	23,490,000	26,087,054
11/01/41	5,800,000	6,334,238
11/01/43	71,735,000	78,580,671
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,545,640
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	19,500,000	19,933,485
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	17,000,000	17,376,380
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	57,000,000	58,246,020
Capital Appreciation, Refunding, Series A, 5.50%, 1/15/28	247,300,000	247,443,434
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	62,338,987
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	83,735,264
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	93,906,308
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	83,284,544
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	83,109,674
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	82,040,000	80,010,330
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	85,500,000	85,535,910
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	21,000,000	21,004,830
senior lien, ETM, zero cpn., 1/01/25	5,700,000	4,355,484
senior lien, ETM, zero cpn., 1/01/28	33,545,000	22,564,380
senior lien, ETM, zero cpn., 1/01/29	37,050,000	23,620,116
San Jose Airport Revenue,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/31	9,415,000	9,437,973
Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	25,500,000	26,253,270
Series D, NATL Insured, 5.00%, 3/01/28	10,000,000	10,027,300
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	22,077,951
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,091,348
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,777,136
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A, AMBAC Insured,
5.00%, 9/01/24	5,000,000	5,001,200
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,638,860
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,866,827
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	37,584,840
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,330,933
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,033,756
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	10,000,000	11,042,500
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,465,204
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,565,786
San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38	7,110,000	7,112,915
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/36	10,000,000	11,820,700
5/01/42	10,000,000	11,727,800
San Jose USD, COP, AGMC Insured, ETM, zero cpn.,
1/01/27	7,105,000	4,861,596
1/01/29	7,105,000	4,465,421
San Juan Bautista Water and Wastewater Revenue COP, Refunding, 6.25%, 10/01/43	7,330,000	7,633,169
San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn.,
8/01/26	15,825,000	9,799,315
8/01/27	18,605,000	11,212,489
8/01/28	19,470,000	11,164,098
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	12,500,000	13,650,875
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,257,750
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured, 5.00%, 8/01/39	6,555,000	6,301,190

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00%
thereafter, 12/15/43	11,535,000	11,162,881
GO, Capital Appreciation, Election of 2000, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/22	5,000,000	4,033,300
San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28	16,810,000	16,813,362
San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36	5,655,000	5,985,422
San Ramon Valley USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	14,770,000	16,216,574
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/27	5,000,000	5,395,400
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A,
6.25%, 9/01/24	7,005,000	8,086,362
6.75%, 9/01/28	13,500,000	15,719,805
[b]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	3,030,000	2,993,822
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	20,000,000	20,803,600
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32	9,765,000	10,571,198
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, Series A, 7.00%, 9/01/36	5,000,000	5,740,600
Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%, 10/01/48	15,460,000	16,116,895
Saugus USD, GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,262,700
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn.,
8/01/42	49,000,000	11,757,550
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project, Series A, 6.05%, 1/01/17	2,795,000	2,806,739
Simi Valley USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/26	6,000,000	6,022,860
Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
5.30%, 9/01/29	1,615,000	1,615,048
5.40%, 9/01/34	2,000,000	2,000,000
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,847,140
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	19,462,975
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	1,135,000	1,139,903
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	12,870,000	13,599,214
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.20%, 9/01/29	19,160,000	19,170,538
Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn., 4/01/16	103,885,000	98,221,190
Suisun City PFA Tax Allocation Revenue, Capital Appreciation, Redevelopment Project, Series A, zero cpn., 10/01/28	17,855,000	8,129,917
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47	10,000,000	10,951,900
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	10,575,100
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,396,050
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
Series A, AGMC Insured, 6.10%, 10/01/15	1,130,000	1,170,217
Series C, AGMC Insured, 6.10%, 7/01/19	4,600,000	5,076,836
Tulare County Board of Education COP, Capital Improvement Projects, Build America Mutual Assurance, 5.50%, 5/01/43	10,855,000	11,637,863
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and
Services, 6.00%, 8/01/44	10,710,000	11,797,815
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	81,482,250
Series A, NATL Insured, 4.50%, 5/15/47	54,085,000	54,493,883
University of California Revenues,
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	10,000,000	10,713,900
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/41	7,750,000	8,217,480
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34	3,710,000	3,712,263
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	38,468,947
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	13,110,876
[b]Vacaville PFAR, Local Agency, 8.65%, 9/02/18	2,490,000	2,434,622
Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32	7,790,000	8,218,762
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	4,090,000	4,111,759
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	1,230,000	1,234,133
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	28,350,000	29,402,635
Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project Area, 5.875%, 9/01/37	5,000,000	5,000,300
Vista USD, GO, Election of 2002, Series C, AGMC Insured, 5.00%, 8/01/28	2,000,000	2,160,780
Washington Township Health Care District Revenue,
Refunding, 5.25%, 7/01/29	6,500,000	6,505,915
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,165,900
Series A, 5.50%, 7/01/38	11,000,000	11,578,160
West Contra Costa USD, GO, Election of 2002, Series C, NATL RE, FGIC Insured, 5.00%, 8/01/34	11,605,000	11,647,822
West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34	11,035,000	11,729,653
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	9,490,891
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	5,000,000	5,253,900
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,600,204

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%,
9/01/30	6,250,000	6,317,438
9/01/31	7,490,000	7,732,601
9/01/35	5,910,000	5,959,053
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34	18,980,000	20,266,085
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured, 5.00%,
9/01/29	10,100,000	10,114,746
9/01/34	12,765,000	12,776,744
		11,632,330,372
U.S. Territories 5.7%
Puerto Rico 5.6%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	7,210,000	6,599,241
5.625%, 5/15/43	25,500,000	22,757,985
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	10,500,000	7,413,105
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	30,000,000	21,822,900
Refunding, Series A, 5.75%, 7/01/41	20,485,000	14,790,375
Refunding, Series A, AGMC Insured, 5.00%, 7/01/35	27,145,000	26,021,197
Refunding, Series A, NATL Insured, 5.50%, 7/01/20	10,000,000	10,875,700
Refunding, Series E, 5.50%, 7/01/31	18,980,000	13,868,306
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	21,409,500
Series A, 5.125%, 7/01/28	10,000,000	7,267,900
Series A, 5.125%, 7/01/31	68,780,000	48,683,860
Series A, 6.00%, 7/01/38	10,000,000	7,337,900
Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	13,726,632
Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	23,184,320
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.00%,
7/01/36	63,000,000	68,962,950
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	2,440,000	2,218,131
Series K, Pre-Refunded, 5.00%, 7/01/40	30,000,000	31,463,700
Series K, Pre-Refunded, 5.00%, 7/01/45	30,000,000	31,463,700
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	4,984,324
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	2,310,000	2,070,430
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	8,875,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	10,320,000
Series A, 7.00%, 7/01/33	50,000,000	23,625,000
Series WW, 5.00%, 7/01/28	12,030,000	5,338,313
Series WW, 5.25%, 7/01/33	32,250,000	14,310,937
Series XX, 5.25%, 7/01/40	14,000,000	6,163,640
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,035,068
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	20,000,000	12,310,000
6.00%, 12/15/26	16,000,000	10,491,040
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	26,510,000	18,710,758
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	22,196,124
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27	15,000,000	15,406,050
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28	10,000,000	10,252,600
Refunding, Series N, 5.00%, 7/01/37	10,925,000	7,308,388
Series S, 6.00%, 7/01/41	32,840,000	23,973,857
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	12,751,410
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	80,000,000	63,972,800
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	8,167,500
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	7,761,400
first subordinate, Series A, 5.50%, 8/01/42	10,000,000	7,814,000
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	6,601,840
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	39,327,500
Series A, 5.25%, 8/01/57	10,000,000	8,551,300
		737,186,681

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	10,000,000	11,098,900

Total U.S. Territories		748,285,581
Total Municipal Bonds before Short Term Investments (Cost $11,380,505,095)		12,380,615,953
Short Term Investments 1.6%
Municipal Bonds 1.6%
California 1.6%
[c]California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
Series C, Daily VRDN and Put, 0.01%, 11/01/26	60,700,000	60,700,000
Series F, Daily VRDN and Put, 0.02%, 11/01/26	31,400,000	31,400,000
[c]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.02%, 7/01/23	5,000,000	5,000,000
[c]California State Health Facilities Financing Authority Revenue, St. Joseph Health System, Refunding, Series B, Daily VRDN
and Put, 0.04%, 7/01/41	2,350,000	2,350,000
[c]California Statewide CDA Revenue, John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.01%, 8/15/36	29,100,000	29,100,000
[c]Los Angeles Department of Water and Power Revenue,
Various, Series B, Sub Series B-3, Daily VRDN and Put, 0.01%, 7/01/34	58,650,000	58,650,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.01%, 7/01/35	29,200,000	29,200,000
Total Short Term Investments (Cost $216,400,000)		216,400,000
Total Investments (Cost $11,596,905,095) 95.9%		12,597,015,953

Other Assets, less Liabilities 4.1%		538,234,515
Net Assets 100.0%		$13,135,250,468

a Security purchased on a when-issued basis.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2014, the aggregate value of these securities was $5,428,444, representing 0.04% of net assets.
c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

ABAG	-	The Association of Bay Area Governments
ACA	-	American Capital Access Holdings Inc.
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BART	-	Bay Area Rapid Transit
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
CHFCLP	-	California Health Facilities Construction Loan Program
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDR	-	Industrial Development Revenue
MFHR	-	Multi-Family Housing Revenue
MUD	-	Municipal Utility District

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2014 (unaudited) (continued)
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
RDA	- Redevelopment Agency/Authority
RMR	- Residential Mortgage Revenue
SFMR	- Single Family Mortgage Revenue
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin California Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES
At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments	$11,604,812,468
Unrealized appreciation	$1,223,382,221
Unrealized depreciation	(231,178,736)
Net unrealized appreciation (depreciation)	$992,203,485

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level

2	inputs.
5.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2014